Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Time-charter revenues (i)	5,404	392	13,728
Pool management fees and commissions (ii)	(9,813)	(10,445)	(5,292)
Commercial management fees (iii)	(1,870)	(1,236)	(1,117)
Vessel operating expenses - technical management fee (iv)	(9,155)	(7,039)	(5,613)
Strategic and administrative service fees (v)	(10,122)	(8,356)	(8,676)
Lay-up services revenues (vi)	302	—	—
LNG terminal services revenues (vii)	70	—	—
Entities under Common Control (note 3):
Time-charter revenues (viii)	—	4,558	6,572
Bareboat charter revenues (ix)	—	—	1,156
Pool management fees and commissions (ii)	9,813	10,445	5,292
Commercial management fees	1,870	1,236	1,117
Vessel operating expenses - technical management fee	—	(430)	(399)
Strategic and administrative service fees (v)	(15,508)	(14,701)	(15,767)
Technical management fee revenues (x)	11,742	10,413	9,798
Service revenues (xi)	5,482	4,023	3,065

i
In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was due to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016. The Company also had chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.

ii.
The Company’s share of TTOL’s fees for revenue sharing arrangements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (see notes 3 and note 8c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

iii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels are not included in the revenue sharing arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iv.	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income.

v.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 14) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

vi	The Company recorded revenue of $0.3 million for the year ended December 31, 2016 to provide lay-up services to Teekay for two of its in-chartered vessels.

vii
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP), for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

viii.
The Company recorded $4.6 million and $6.6 million related to a time-charter out contract for the Explorer Spirit for the years ended December 31, 2015 and 2014, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.

ix.
The Company recorded $0.9 million related to a bareboat charter contract for the Explorer Spirit for the year ended December 31, 2014, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat contract with SPT which expired in March 2014. The Company also recorded $0.3 million related to a bareboat charter contract for the Navigator Spirit for the year ended December 31, 2014, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat charter contract with SPT which expired in January 2014.

x.
The Company receives technical management services from the Manager who subcontracts these services to TTOL. Technical management services provided to affiliated parties are reimbursed by Teekay and have been presented in general and administrative expenses on the Company's consolidated statements of income.

xi.
The Company recorded revenue of $5.5 million, $4.0 million and $3.1 million for the years ended December 31, 2016, 2015, and 2014, respectively, associated with the Entities under Common Control, relating to TTOL's administration of certain revenue sharing arrangements and provision of certain commercial services to participants in the arrangements.